Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
CIK0001838821_ARYA Sciences Acquisition Corp IV [Member]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

The following table reflects the calculation of basic and diluted net (loss) income per ordinary share (in dollars, except per share amounts):

	For the Three Months Ended June 30,
	2024		2023
	Class A	Class B	Class A	Class B
Basic and diluted net income per ordinary share
Numerator:
Allocation of net income	$1,313,094	$1,291,832	$189,558	$191,955
Denominator:
Basic and diluted weighted average shares outstanding	3,799,016	3,737,500	3,690,831	3,737,500
Basic and diluted net income per ordinary share	$0.24	$0.24	$0.05	$0.05

	For the Six Months Ended June 30,
	2024		2023
	Class A	Class B	Class A	Class B
Basic and diluted net income per ordinary share
Numerator:
Allocation of net income	$1,207,966	$1,151,113	$361,341	$180,421
Denominator:
Basic and diluted weighted average shares outstanding	3,922,090	3,737,500	7,485,358	3,737,500
Basic and diluted net income per ordinary share	$0.21	$0.21	$0.05	$0.05

The following table reflects the calculation of basic and diluted net (loss) income per ordinary share (in dollars, except per share amounts):

	December 31,
	2023		2022
	Class A	Class B	Class A	Class B
Basic and diluted net (loss) income per ordinary share
Numerator:
Allocation of net (loss) income, as adjusted	$(1,320,475)	$(812,860)	$859,540	$207,944
Denominator:
Basic and diluted weighted average shares outstanding	6,071,500	3,737,500	15,449,000	3,737,500
Basic and diluted net (loss) income per ordinary share	$(0.22)	$(0.22)	$0.06	$0.06